Accounts Payable and Accrued Liabilities	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

8	Accounts Payable and Accrued Liabilities
Accounts payable an
d
 accrued liabilities consist of the following:

		(Restated-
		Note 4)
	September 30,	December 31,
	2021	2020

Accounts payable	$41,043	$16,213
Accrued compensation and related expenses	22,897	3,831
Accrued interest expense	21,072	4,588
Other	42,004	9,663

	$127,016	$34,295